Capital Management - Schedule of Consolidated Capital (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Total equity	$ 58,869	$ 53,006
Exclude AOCI gain/(loss) on cash flow hedges	(156)	(229)
Total equity excluding AOCI on cash flow hedges	59,025	53,235
Qualifying capital instruments	6,980	7,829
Consolidated capital	$ 66,005	$ 61,064